AMIDEX35 MUTUAL FUND
                                 555 NORTH LANE
                             CONSHOHOCKEN, PA 19428

                       SUPPLEMENT DATED SEPTEMBER 3, 2002
                     TO PROSPECTUS DATED SEPTEMBER 28, 2001

     Under the Supplement to Prospectus dated April 4, 2002, EIA began serving as interim adviser to the fund. The Fund was to conduct a shareholder's meeting, seeking shareholder approval of EIA's appointment as Adviser, and seeking approval of a slate of new Fund Directors. EIA had also assumed an Operating Services Agreement (referred to in the prospectus page 10 under INVESTMENT ADVISER) for provision of Fund Services. Effective September 2, 2002, EIA resigned as Interim Adviser, On the same date, the Operating Services Agreement between the Funds and EIA terminated. Due to EIA's resignation, the shareholders' meeting has not yet been held. Clifford A. Goldstein is currently serving as the Fund's sole director until a shareholders meeting can be convened to elect new Directors.

     As of September 2, 2002, the AMIDEX Funds, Inc. Board of Directors assumed portfolio management duties and responsibility for administration of the funds, until such time as a shareholder's meeting can be convened to vote on the appointment of a new slate of Directors and a new Investment Adviser.

     Due to the termination of the Operating Services Agreement, the "fees and expenses" section of the Fund Prospectus dated September 28, 2001 is hereby amended as follows:

------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES:                    AMIDEX35
(Expenses that are deducted from Fund assets)
------------------------------------------------------------------
MANAGEMENT FEES                                      None
------------------------------------------------------------------
SERVICE AND DISTRIBUTION (12B-1) FEES               0.25%
------------------------------------------------------------------
OTHER EXPENSES                                      2.71%
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                2.96%
------------------------------------------------------------------

               AMIDEX CANCER INNOVATIONS & HEALTHCARE MUTUAL FUND
                                 555 NORTH LANE
                             CONSHOHOCKEN, PA 19428

                       SUPPLEMENT DATED SEPTEMBER 3, 2002
                     TO PROSPECTUS DATED SEPTEMBER 28, 2001

     Under the Supplement to Prospectus dated April 4, 2002, EIA began serving as interim adviser to the fund. The Fund was to conduct a shareholder's meeting, seeking shareholder approval of EIA's appointment as Adviser, and seeking approval of a slate of new Fund Directors. EIA had also assumed an Operating Services Agreement (referred to in the prospectus page 9 under INVESTMENT ADVISER) for provision of Fund Services. Effective September 2, 2002, EIA resigned as Interim Adviser, On the same date, the Operating Services Agreement between the Funds and EIA terminated. Due to EIA's resignation, the shareholders' meeting has not yet been held. Clifford A. Goldstein is currently serving as the Fund's sole director until a shareholders meeting can be convened to elect new Directors.

     As of September 2, 2002, the AMIDEX Funds, Inc. Board of Directors assumed portfolio management duties and responsibility for administration of the funds, until such time as a shareholder's meeting can be convened to vote on the appointment of a new slate of Directors and a new Investment Adviser.


     Due to the termination of the Operating Services Agreement, the "fees and expenses" section of the Fund Prospectus dated December 11, 2001 is hereby amended as follows:

------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES:
(Expenses that are deducted from Fund assets)
------------------------------------------------------------------
MANAGEMENT FEES                                      None
------------------------------------------------------------------
SERVICE AND DISTRIBUTION (12B-1) FEES               0.25%
------------------------------------------------------------------
OTHER EXPENSES                                      3.16%
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                3.41%
------------------------------------------------------------------

                      AMIDEX ISRAEL TECHNOLOGY MUTUAL FUND
                                 555 NORTH LANE
                             CONSHOHOCKEN, PA 19428

                       SUPPLEMENT DATED SEPTEMBER 3, 2002
                     TO PROSPECTUS DATED SEPTEMBER 28, 2001

     Under the Supplement to Prospectus dated April 4, 2002, EIA began serving as interim adviser to the fund. The Fund was to conduct a shareholder's meeting, seeking shareholder approval of EIA's appointment as Adviser, and seeking approval of a slate of new Fund Directors. EIA had also assumed an Operating Services Agreement (referred to in the prospectus page 6 under INVESTMENT ADVISER) for provision of Fund Services. Effective September 2, 2002, EIA resigned as Interim Adviser, On the same date, the Operating Services Agreement between the Funds and EIA terminated. Due to EIA's resignation, the shareholders' meeting has not yet been held. Clifford A. Goldstein is currently serving as the Fund's sole director until a shareholders meeting can be convened to elect new Directors.

     As of September 2, 2002, the AMIDEX Funds, Inc. Board of Directors assumed portfolio management duties and responsibility for administration of the funds, until such time as a shareholder's meeting can be convened to vote on the appointment of a new slate of Directors and a new Investment Adviser.


     The Board intends to liquidate the Fund by November 1, 2002. Effective September 30, 2002, no new investments in the Fund will be accepted.

     Due to the termination of the Operating Services Agreement, the "fees and expenses" section of the Fund Prospectus dated September 28, 2001 is hereby amended as follows:


------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES:
(Expenses that are deducted from Fund assets)
------------------------------------------------------------------
MANAGEMENT FEES                                      None
------------------------------------------------------------------
SERVICE AND DISTRIBUTION (12B-1) FEES               0.25%
------------------------------------------------------------------
OTHER EXPENSES                                      3.12%
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                3.37%
------------------------------------------------------------------